STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%
Alabama - 3.1%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	7,500,000		8,637,675
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x .67 +.90%	2.57	12/1/2023	5,000,000	[a]	4,908,850
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2035	2,500,000		2,945,875
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.6	10/1/2042	20,000,000	[b]	19,050,800
Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2028	3,300,000		3,999,006
				39,542,206
Arizona - .9%
La Paz County Industrial Development Authority, Revenue Bonds (Charter Schools Solutions-Harmony Public Schools Project) Ser. A	5.00	2/15/2046	1,500,000	[c]	1,626,030
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		2,968,125
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2031	1,750,000		2,118,113
Pima County Industrial Development Authority, Revenue Bonds (Tucson Electric Power Company Project) Ser. A	5.25	10/1/2040	4,185,000		4,357,924
				11,070,192
California - 5.9%
California, GO (Various Purpose)	5.00	10/1/2030	8,000,000		10,233,040
California, GO, Refunding (Various Purpose)	5.00	4/1/2033	7,900,000		10,078,188
California County Tobacco Securitization Agency, Revenue Bonds, Refunding	5.00	6/1/2034	5,295,000		5,584,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 5.9% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health) Ser. B	5.00	11/15/2046	6,750,000		7,866,450
California State Public Works Board, Revenue Bonds (Various Capital Projects), Ser. I	5.00	11/1/2038	2,500,000		2,828,225
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center)	5.25	12/1/2048	1,800,000	[c]	2,063,466
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2028	3,265,000		3,875,588
Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport) Ser. A	5.00	5/15/2033	5,000,000		5,572,950
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2043	6,000,000		6,636,480
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (San Francisco International Airport) Ser. B	5.00	5/1/2041	12,500,000		14,453,125
University of California Regents, Revenue Bonds, Refunding, Ser. J	5.00	5/15/2043	5,000,000		5,560,850
				74,752,787
Colorado - 4.6%
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives) Ser. A	5.25	1/1/2045	4,315,000		4,762,681
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities)	5.00	12/1/2048	6,000,000		6,808,500
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Catholic Health Initiatives), Ser. A	5.00	2/1/2041	5,175,000		5,367,769
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2031	2,000,000		2,459,640
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	5,000,000		5,915,350
Denver City & County Airport System, Revenue Bonds, Ser. A	5.25	11/15/2043	6,000,000		6,734,940
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2027	6,000,000		6,943,560
Denver City & County School District No 1, GO, Ser. A	5.50	12/1/2041	1,550,000		1,924,899

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Colorado - 4.6% (continued)
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2036	1,315,000	1,510,251
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2027	3,860,000	4,553,102
Dominion Water & Sanitation District, Revenue Bonds	5.75	12/1/2036	3,500,000	3,747,765
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	500,000	537,850
E-470 Public Highway Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	9/1/2020	6,740,000	[d] 6,597,988
				57,864,295
Connecticut - 2.4%
Connecticut, GO, Ser. A	5.00	10/15/2025	10,600,000	12,062,694
Connecticut, GO, Ser. C	5.00	6/15/2035	1,000,000	1,199,550
Connecticut, GO, Ser. C	5.00	6/15/2034	1,020,000	1,227,764
Connecticut, Special Tax Revenue Bonds (Transportation Infrastructure Purposes) Ser. A	5.00	9/1/2033	6,000,000	6,830,940
Connecticut, Special Tax Revenue Bonds (Transportation Infrastructure Purposes) Ser. A	5.00	10/1/2029	2,500,000	2,819,550
Hartford County Metropolitan District, Revenue Bonds (Green Bonds) Ser. A	5.00	11/1/2034	5,025,000	5,747,695
				29,888,193
District of Columbia - 1.1%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	2,000,000	2,377,280
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2038	4,000,000	4,779,480
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2028	4,000,000	4,425,320
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	2,000,000	2,338,840
				13,920,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Florida - 7.3%
Broward County Airport System, Revenue Bonds	5.00	10/1/2047	5,000,000		5,843,500
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2038	2,500,000		2,956,150
Citizens Property Insurance Corporation, Revenue Bonds, Ser. A-1	5.00	6/1/2025	28,000,000		32,929,680
Escambia County, Sales Tax Revenue Bonds	5.00	10/1/2046	5,000,000		5,841,700
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Sanit Leo University Project)	5.00	3/1/2031	1,805,000		2,126,272
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000		2,419,560
Jea Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2029	1,220,000		1,402,878
Miami Beach, Revenue Bonds, Refunding	5.00	9/1/2047	7,000,000		7,655,830
Miami Beach Redevelopment Agency, Tax Increment Revenue Bonds, Refunding	5.00	2/1/2035	1,500,000		1,681,515
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.50	10/1/2042	3,500,000		3,949,995
Orlando Utilities Commission, Revenue Bonds, Ser. A	5.00	10/1/2038	3,000,000		3,613,080
Palm Beach County Health Facilities Authority, Revenue Bonds (Acts Retirement-Life Communities)	5.00	11/15/2045	11,500,000		13,179,460
Pinellas County Health Facilities Authority, Revenue Bonds, Refunding (BayCare Health System) (Insured; National Public Finance Guarantee Corp.) Ser. A-2	3.58	11/15/2023	1,875,000	[e]	1,875,000
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2035	5,875,000		6,623,416
				92,098,036
Georgia - 2.8%
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One Subordinated) Ser. A	5.00	1/1/2028	8,400,000		9,856,896
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One Subordinated) Ser. A	5.00	1/1/2021	7,705,000		8,087,322

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Georgia - 2.8% (continued)
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x .67 +.75%	2.42	9/1/2023	7,500,000	[a]	7,421,700
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	8,875,000		9,858,794
				35,224,712
Hawaii - .5%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2043	5,000,000		5,910,450
Idaho - .6%
Power County Industrial Development Corporation, Revenue Bonds (FMC Corporation Project)	6.45	8/1/2032	7,625,000		7,655,881
Illinois - 9.4%
Chicago, Waterworks Revenue Bonds	5.00	11/1/2028	7,200,000		8,463,312
Chicago, Waterworks Revenue Bonds (Second Lien Project)	5.00	11/1/2027	2,695,000		3,055,888
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	12/1/2034	1,000,000		1,171,260
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	12/1/2035	1,000,000		1,167,290
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. C	5.00	12/1/2030	1,500,000		1,784,790
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	2,500,000		2,744,650
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	3,500,000		4,096,050
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	6,185,000		7,101,617
Chicago Park District, Limited Tax GO, Refunding, Ser. B	5.00	1/1/2027	3,000,000		3,352,710
Cook County, Sales Tax Revenue Bonds, Refunding	5.00	11/15/2036	7,000,000		8,192,800
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bonds), Ser. A	5.00	12/1/2044	5,000,000		5,582,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Illinois - 9.4% (continued)
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	4,325,000	4,988,974
Illinois, Revenue Bonds, Refunding	5.00	6/15/2024	5,000,000	5,463,900
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network)	5.00	6/1/2029	9,500,000	10,635,060
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network)	5.00	6/1/2030	10,305,000	11,498,422
Illinois Finance Authority, Revenue Bonds (University of Illinois At Urbana-Champaign Project)	5.00	10/1/2044	1,100,000	1,315,358
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System) Ser. A	5.00	11/15/2045	2,500,000	2,758,075
Illinois Finance Authority, Revenue Bonds, Refunding (Rehabilitation Institute of Chicago) Ser. A	6.00	7/1/2043	3,250,000	3,666,293
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	5,000,000	5,802,100
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	1,500,000	1,746,960
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. A	5.00	6/15/2042	13,090,000	13,706,539
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	4,290,000	5,129,167
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. A	5.00	4/1/2027	5,000,000	5,569,900
				118,993,265
Indiana - 1.5%
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network) Ser. A	5.00	5/1/2042	12,460,000	13,555,732
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	2,500,000	2,934,150
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Refunding (Indianapolis Airport Authority Project) Ser. A-1	5.00	1/1/2026	2,000,000	2,374,280
				18,864,162

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Iowa - .7%
Iowa Finance Authority, Revenue Bonds (Genesis Health System)	5.00	7/1/2025	5,910,000	6,632,497
Iowa Finance Authority, Revenue Bonds, Refunding (UnityPoint Health) Ser. E	5.00	8/15/2032	2,500,000	2,899,200
				9,531,697
Kentucky - 3.2%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	2,780,000	3,023,528
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	10,000,000	10,836,300
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	24,125,000	26,497,211
				40,357,039
Louisiana - 3.3%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2039	8,000,000	9,157,680
Lafayette LA Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	1,500,000	1,804,875
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project) Ser. A	5.00	7/1/2047	4,250,000	4,840,155
Louisiana Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	9,140,000	9,985,450
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2037	1,750,000	2,063,040
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	7,825,000	8,707,895
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2045	5,000,000	5,546,350
				42,105,445
Maine - .4%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center)	7.50	7/1/2032	5,000,000	5,536,800
Maryland - .7%
Baltimore, Revenue Bonds, Refunding (Convention Center Hotel)	5.00	9/1/2046	3,500,000	3,947,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Maryland - .7% (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health)	5.00	8/15/2038	4,000,000	4,517,520
				8,465,170
Massachusetts - .5%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,164,410
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	2,950,000	3,180,985
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	1,450,000	1,800,364
				6,145,759
Michigan - 3.9%
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.00	7/1/2046	10,000,000	11,443,000
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2045	4,690,000	5,403,630
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C-3	5.00	7/1/2032	5,000,000	5,725,900
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C-3	5.00	7/1/2030	6,000,000	6,910,500
Michigan Finance Authority, Revenue Bonds, Refunding (Hospital Trinity Health Credit Group) Ser. A	5.00	12/1/2042	1,000,000	1,177,930
Michigan Finance Authority, Revenue Bonds, Refunding (Sparrow Obligated Group)	5.00	11/15/2034	2,965,000	3,391,782
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2048	7,000,000	8,142,190
Michigan Strategic Fund, Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	950,000	945,906
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	5,000,000	5,775,650
				48,916,488

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Minnesota - .1%
Western Minnesota Municipal Power Agency, Revenue Bonds, Ser. A	5.00	1/1/2030	1,565,000		1,775,477
Missouri - 1.1%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth) Ser. A	5.00	11/15/2030	3,725,000		4,335,602
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth) Ser. A	5.00	11/15/2029	3,770,000		4,411,692
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2033	2,200,000		2,478,036
Saint Louis County Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village St. Louis)	5.00	9/1/2048	2,250,000		2,481,233
				13,706,563
Nebraska - .3%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2041	3,050,000		3,517,169
Nevada - 3.0%
Clark County, GO (Limited Tax)	5.00	11/1/2038	10,945,000		12,282,698
Clark County Department of Aviation, Airport System Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	19,000,000		21,725,550
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	0.00	7/1/2058	25,000,000	[c,d]	3,257,500
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,000,000		1,181,090
				38,446,838
New Jersey - 4.1%
Essex County Improvement Authority, Revenue Bonds	5.25	7/1/2045	5,000,000	[c]	5,045,000
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cigarette Tax)	5.00	6/15/2028	2,250,000		2,416,545
New Jersey Economic Development Authority, Revenue Bonds, Refunding (School Facilities Construction) Ser. NN	5.00	3/1/2028	3,250,000		3,542,630

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Jersey - 4.1% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	7,550,000		8,547,279
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	3,130,000		3,575,086
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	5,000,000		5,750,100
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Virtua Health)	5.00	7/1/2028	3,000,000		3,430,560
New Jersey Tobacco Settlement Financing Corpporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	6,000,000		6,718,620
New Jersey Tobacco Settlement Financing Corpporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	5,000,000		5,761,700
New Jersey Tobacco Settlement Financing Corpporation, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	6,350,000		7,253,541
				52,041,061
New York - 8.5%
Long Island Power Authority, Revenue Bonds	5.00	9/1/2034	1,000,000		1,214,230
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	5,170,000		6,276,535
New York City, GO, Ser. D-1	5.00	10/1/2036	4,505,000		4,854,002
New York City Industrial Development Agency, Revenue Bonds, Refunding (Transportation Infrastructure Properties, LLC Obligated Group) Ser. A	5.00	7/1/2021	6,150,000		6,554,239
New York City Transitional Finance Authority, Revenue Bonds, Ser. D	5.00	2/1/2035	10,055,000		10,607,723
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	36,610,000	[d]	5,290,877
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project)	5.00	11/15/2044	7,500,000	[c]	8,201,175
New York Liberty Development Corporation, Revenue Bonds, Refunding (4 World Trade Center Project)	5.00	11/15/2031	5,000,000		5,413,900

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 8.5% (continued)
New York Liberty Development Corporation, Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000	1,317,990
New York State Dormitory Authority, Revenue Bonds (General Purpose) Ser. A	5.00	2/15/2043	11,500,000	12,741,310
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/2027	9,500,000	11,424,320
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2032	7,100,000	8,179,839
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2031	7,500,000	8,822,925
New York Transportation Development Corporation, Revenue Bonds (Delta Air Lines-Laguardia Inc.)	5.00	1/1/2024	6,000,000	6,742,560
New York Transportation Development Corporation, Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	6,500,000	7,139,080
New York Transportation Development Corporation, Revenue Bonds, Refunding (American Airlines Inc.)	5.00	8/1/2021	1,100,000	1,165,241
New York Transportation Development Corporation, Revenue Bonds, Refunding (American Airlines Inc.)	5.00	8/1/2026	1,500,000	1,585,170
				107,531,116
North Carolina - .2%
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2039	2,000,000	2,319,460
Ohio - 1.3%
Allen County Hospital Facilities, Revenue Bonds, Refunding (Catholic Health Partners) Ser. A	5.00	5/1/2042	4,465,000	4,790,499
Cuyahoga County, Revenue Bonds, Refunding (The Metrohealth System)	5.25	2/15/2047	2,500,000	2,812,375
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group)	5.00	1/1/2038	5,000,000	5,367,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Ohio - 1.3% (continued)
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Infrastructure Projects) Ser. A-1	5.25	2/15/2039	3,000,000	3,346,440
				16,316,614
Pennsylvania - 6.5%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2035	2,000,000	2,225,120
Berks County Industrial Development Authority, Health System Revenue Bonds, Refunding (Tower Health Project)	5.00	11/1/2047	4,950,000	5,667,849
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2048	1,000,000	1,100,590
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2035	3,500,000	4,183,865
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2031	1,250,000	1,518,400
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C (Insured; County Gtd.) MUNIPSA +.53%	1.95	9/1/2023	11,000,000	[a] 11,004,510
Lancaster County Hospital Authority, Revenue Bonds, Refunding (University of Pennsylvania Health System)	5.00	8/15/2042	5,240,000	6,118,853
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2028	4,500,000	5,335,695
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2042	5,000,000	5,458,100
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2034	2,160,000	2,518,193
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	16,855,000	20,150,152
Philadelphia School District, GO, Refunding, Ser. B	5.00	9/1/2043	5,280,000	6,176,227
Philadelphia School District, GO, Refunding, Ser. E	5.25	9/1/2023	5,000,000	5,209,350
Philadelphia School District, GO, Refunding, Ser. F	5.00	9/1/2027	5,000,000	5,958,000
				82,624,904

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
South Carolina - 2.7%
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2038	1,600,000	1,907,008
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2037	2,965,000	3,543,145
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	16,000,000	17,691,200
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. C	5.00	12/1/2036	10,000,000	10,625,300
				33,766,653
South Dakota - .7%
South Dakota Health & Educational Facilities Authority, Revenue Bonds (Avera Health)	5.00	7/1/2044	5,000,000	5,489,500
South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sanford)	5.00	11/1/2035	3,000,000	3,448,890
				8,938,390
Tennessee - .7%
Chattanooga Health Educational & Housing Board, Revenue Bonds (Catholic Health Initiatives) Ser. A	5.25	1/1/2040	1,500,000	1,658,085
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2037	1,000,000	1,189,600
Tennessee Energy Acquisition Corporation, Revenue Bonds	4.00	11/1/2025	5,000,000	5,484,900
				8,332,585
Texas - 9.3%
Austin Convention Enterprises, Revenue Bonds, Refunding (1st Tier-Convention Center Hotel) Ser. A	5.00	1/1/2029	1,880,000	2,215,260
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	10,500,000	11,708,760
Corpus Christi, Revenue Bonds	5.00	7/15/2040	5,000,000	5,681,700
Garland Tax Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	3,000,000	3,616,680
Houston Tax Combined Utility System, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2028	4,000,000	4,685,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Texas - 9.3% (continued)
Love Field Airport Modernization Corporation, Revenue Bonds (Southwest Airlines Company Project)	5.00	11/1/2028	4,450,000	4,869,146
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	6,750,000	7,428,510
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2031	7,895,000	8,823,057
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	5,000,000	5,896,450
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,750,000	2,048,113
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	14,250,000	16,483,687
Northside Independent School District, GO (Insured; Texas Permanent School Fund Guarantee Program)	5.00	8/15/2043	8,000,000	8,998,240
San Antonio Tax Electric & Gas System, Revenue Bonds	5.00	2/1/2043	9,275,000	10,224,667
Socorro Independent School District, GO, Refunding (Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2029	4,080,000	4,739,165
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bonds, Refunding (Baylor Scott and White Health Project) Ser. A	5.00	11/15/2045	2,500,000	2,859,575
Texas A&M University, Revenue Bonds, Refunding, Ser. E	5.00	5/15/2047	2,485,000	2,945,023
Texas Municipal Power Agency, Revenue Bonds, Refunding	5.00	9/1/2042	1,750,000	1,816,780
Texas Transportation Commission Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2041	3,530,000	3,804,316
Texas Transportation Commission Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	5,000,000	5,665,950
Wichita Falls Tax Water & Sewer System, Revenue Bonds, Refunding	5.00	8/1/2024	2,195,000	2,553,422
				117,063,901
U.S. Related - .4%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; AGC) Ser. L	5.25	7/1/2041	4,900,000	5,278,917
Utah - .8%
Salt Lake City Corporation, Revenue Bonds, Ser. A	5.00	7/1/2037	4,500,000	5,294,025

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Utah - .8% (continued)
Utah Charter School Finance Authority, Revenue Bonds (Insured; UT CSCE)	5.00	10/15/2048	1,200,000	1,374,504
Utah Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	2,645,000	3,039,237
				9,707,766
Virginia - .4%
Danville Industrial Development Authority, Revenue Bonds, Refunding (Danville Regional Medical Center) (Insured; AMBAC) (Escrowed to Maturity)	5.25	10/1/2028	1,500,000	1,693,995
Virginia Small Business Financing Authority, Revenue Bonds	5.00	7/1/2034	3,400,000	3,616,410
				5,310,405
Washington - 3.4%
Grant County Public Utility District No 2, Revenue Bonds, Refunding, Ser. O	5.00	1/1/2047	3,400,000	4,026,620
Washington, GO, Ser. A-1	5.00	8/1/2035	10,000,000	11,691,300
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2043	12,000,000	14,153,280
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence Health and Services) Ser. A	5.00	10/1/2042	12,375,000	13,510,159
				43,381,359
Wisconsin - 2.8%
Public Finance Authority, Revenue Bonds (KU Campus Development Corporation Project)	5.00	3/1/2046	5,000,000	5,781,750
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Project) Ser. A	5.00	6/1/2040	6,000,000	6,872,820
Public Finance Authority, Revenue Bonds, Refunding (Wakemed Hospital) Ser. A	5.00	10/1/2044	3,890,000	4,590,200
Tender Option Bond Trust Receipts (Series 2017-XF2418), (Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Alliance Senior Credit Group)) Recourse	8.15	11/15/2043	5,000,000	[c,f] 6,039,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Wisconsin - 2.8% (continued)
Wisconsin Department of Transportation, Revenue Bonds, Refunding, Ser. 1	5.00	7/1/2033	1,550,000	1,787,104
Wisconsin Environmental Improvement Fund, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	3,205,000	3,781,932
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (ProHealth Care, Inc. Obligated Group)	5.00	8/15/2039	6,100,000	6,732,875
				35,585,681
Total Investments (cost $1,183,708,834)			99.1%	1,252,488,356
Cash and Receivables (Net)			0.9%	10,756,847
Net Assets			100.0%	1,263,245,203

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $26,232,171 or 2.08% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

f Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,252,488,356	-	1,252,488,356

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2019, accumulated net unrealized appreciation on investments was $68,779,522, consisting of $69,449,320  gross unrealized appreciation and $669,798 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.